Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	443,498,467.10	25,490
Yield Supplement Overcollateralization Amount 10/31/20	18,282,310.29	0
Receivables Balance 10/31/20	461,780,777.39	25,490
Principal Payments	19,163,112.42	473
Defaulted Receivables	699,846.19	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	17,131,015.24	0
Pool Balance at 11/30/20	424,786,803.54	24,984

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.62%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,817,871.90	216
Past Due 61-90 days	1,659,062.91	70
Past Due 91-120 days	472,517.92	24
Past Due 121+ days	0.00	0
Total	6,949,452.73	310

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	270,343.00
Aggregate Net Losses/(Gains) - November 2020	429,503.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.12%
Prior Net Losses Ratio	0.64%
Second Prior Net Losses Ratio	0.30%
Third Prior Net Losses Ratio	-0.21%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	42.13

Flow of Funds	$ Amount

Collections	25,848,898.41
Investment Earnings on Cash Accounts	1,301.38
Servicing Fee(1)	(384,817.31)
Transfer to Collection Account	0.00
Available Funds	25,465,382.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,092,873.61
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,492,424.55
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	656,587.06
(12) Collection Account Redeposits	4,858,000.00

Total Distributions of Available Funds	25,465,382.48

Servicing Fee	384,817.31
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	438,279,228.09
Principal Paid	18,711,663.56
Note Balance @ 12/15/20	419,567,564.53

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2a
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2b
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	315,049,228.09
Principal Paid	18,711,663.56
Note Balance @ 12/15/20	296,337,564.53
Note Factor @ 12/15/20	84.4266566%

Class A-4
Note Balance @ 11/16/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	76,260,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	31,320,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	15,650,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,239,131.86
Total Principal Paid	18,711,663.56
Total Paid	19,950,795.42

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.14088%
Coupon	0.28088%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	874,261.61
Principal Paid	18,711,663.56
Total Paid to A-3 Holders	19,585,925.17

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1900655
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9707303
Total Distribution Amount	19.1607958

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.4907738
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.3095828
Total A-3 Distribution Amount	55.8003566

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	721.07
Noteholders' Principal Distributable Amount	278.93

Account Balances	$ Amount

Reserve Account
Balance as of 11/16/20	2,609,619.51
Investment Earnings	320.87
Investment Earnings Paid	(320.87)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$1,950,022.80	$2,496,930.63	$2,641,280.61
Number of Extensions	85	109	112
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.52%	0.52%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.